Other current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current assets [Abstract]
Content assets	€ 161	€ 92
Prepaid expenses and other	74	47
Derivative assets	11	12
Total	246	151
Content asset amortization	€ 122	€ 48	€ 20